Long-Term Investments, Net (Details) - Schedule of cumulative unrealized gains and losses, included in the carrying value - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Cumulative Unrealized Gains and Losses Included in the Carrying Value [Abstract]
Downward adjustments (including impairment)	$ (27,682,252)	$ (27,254,600)	$ (20,356,051)
Upward adjustments	$ 6,209,357	$ 6,209,357	$ 4,072,336